Correction of errors (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule Of Error Correction And Prior Period Adjustment Restatement [Table]
Net profit for the year		R$ 132,573	R$ 95,710		R$ 125,957
Adjustments for:
Income tax expenses		76,722	104,562	[1],[2]	84,417
Other lines not affected by the error			164,224
Changes in operating assets and liabilities:			(203,840)
Cash generated from operating activities		R$ 414,296	160,656		R$ 213,227
As previously reported
Schedule Of Error Correction And Prior Period Adjustment Restatement [Table]
Net profit for the year			125,916
Adjustments for:
Income tax expenses	[1],[2]		74,356
Other lines not affected by the error			164,224
Changes in operating assets and liabilities:			(203,840)
Cash generated from operating activities			160,656
Adjustments
Schedule Of Error Correction And Prior Period Adjustment Restatement [Table]
Net profit for the year			(30,206)
Adjustments for:
Income tax expenses	[1],[2]		30,206
Other lines not affected by the error			0
Changes in operating assets and liabilities:			0
Cash generated from operating activities			R$ 0

[1]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;
[2]	the amortization of the identifiable intangible assets arising from business combination was erroneously determined to be nondeductible in the income tax calculation; and